Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 298,328	$ 9,131,814	$ 48,267,237
Investments in joint venture	5,896	180,494	486,514
Investments accounted for using the equity method	$ 304,224	$ 9,312,308	$ 48,753,751	$ 49,824,690